Subsequent Events	6 Months Ended
Jun. 30, 2012
Subsequent Events (Abstract)
Subsequent Events
13.	Subsequent events

a)
Dividends: On July 23, 2012, the Board of Directors of the Partnership declared a cash distribution of $0.2325 per common unit for the second quarter of 2012. The second quarter common unit cash distribution was paid on August 15, 2012, to unit holders of record on August 7, 2012.

In addition, on July 23, 2012, the Board of Directors of the Partnership declared a cash distribution of $0.26736 per Class B unit for the period from May 22, 2012 through June 30, 2012. The cash distribution was paid on August 10, 2012, to Class B unit holders of record on August 3, 2012.